TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes On Income [Line Items]
Revenues	$ 93,150	$ 122,737	$ 145,600
Israeli Income tax rate	23.00%	23.00%	23.00%
Net operating loss carry forwards	$ 118,905
Capital loss carry forwards	27,191
Undistributed earnings held by foreign subsidiaries	5,220
Foreign tax credits and foreign withholding taxes	771
Deferred tax assets valuation allowance	49,928	$ 41,917
Deferred Tax Asset, Tax Deferred Expense, Reserve and Accrual, Financing Receivable, Allowance for Credit Loss	1,043	$ 943
ISRAEL
Taxes On Income [Line Items]
Write-off prepaid and withholding taxes	6,297
United States of America [Member] | Minimum [Member]
Taxes On Income [Line Items]
Net operating loss carry forwards	$ 1,615
Expiration of operating loss carry forward	Dec. 31, 2027
United States of America [Member] | Maximum [Member]
Taxes On Income [Line Items]
Net operating loss carry forwards	$ 5,414
Expiration of operating loss carry forward	Dec. 31, 2037